Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	158,857,132.55	16,715
Yield Supplement Overcollateralization Amount 12/31/24	1,822,097.63	0
Receivables Balance 12/31/24	160,679,230.18	16,715
Principal Payments	10,878,005.18	445
Defaulted Receivables	200,610.72	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	1,610,451.49	0
Pool Balance at 01/31/25	147,990,162.79	16,254

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.56%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	3,539,319.86	255
Past Due 61-90 days	950,268.44	66
Past Due 91-120 days	95,305.63	6
Past Due 121+ days	0.00	0
Total	4,584,893.93	327

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	226,130.63
Aggregate Net Losses/(Gains) - January 2025	(25,519.91)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.19%
Prior Net Losses/(Gains) Ratio	-0.07%
Second Prior Net Losses/(Gains) Ratio	0.73%
Third Prior Net Losses/(Gains) Ratio	-0.41%
Four Month Average	0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.54%
Weighted Average Remaining Term	21.80

Flow of Funds	$ Amount
Collections	11,673,913.55
Investment Earnings on Cash Accounts	12,461.94
Servicing Fee	(133,899.36)
Transfer to Collection Account	-
Available Funds	11,552,476.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	58,726.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	5,547,664.55
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	581,958.88

Total Distributions of Available Funds	11,552,476.13

Servicing Fee	133,899.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	153,537,827.34
Principal Paid	10,866,969.76
Note Balance @ 02/18/25	142,670,857.58

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	9,007,827.34
Principal Paid	9,007,827.34
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-4
Note Balance @ 01/15/25	96,650,000.00
Principal Paid	1,859,142.42
Note Balance @ 02/18/25	94,790,857.58
Note Factor @ 02/18/25	98.0764176%

Class B
Note Balance @ 01/15/25	31,920,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	31,920,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,960,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,960,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	103,547.49
Total Principal Paid	10,866,969.76
Total Paid	10,970,517.25

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	3,152.74
Principal Paid	9,007,827.34
Total Paid to A-3 Holders	9,010,980.08

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	1,859,142.42
Total Paid to A-4 Holders	1,914,716.17

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0975758
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2402655
Total Distribution Amount	10.3378413

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0085654
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	24.4724716
Total A-3 Distribution Amount	24.4810370

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	19.2358243
Total A-4 Distribution Amount	19.8108243

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	510.51
Noteholders' Principal Distributable Amount	489.49

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,659,652.60
Investment Earnings	9,636.99
Investment Earnings Paid	(9,636.99)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,244,810.65	$1,402,862.33	$1,739,930.85
Number of Extensions	91	109	119
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.82%	0.95%